Earnings Per Share - SBH (Tables)	12 Months Ended
Sep. 30, 2018
Earnings Per Share - SBH [Abstract]
Schedule Of Earnings Per Share

(in millions, except per share amounts)	2018	2017	2016
Numerator
Net income (loss) from continuing operations attributable to controlling interest	$356.5	$(90.6)	$(59.1)
Income (loss) from discontinued operations attributable to controlling interest	411.8	196.6	(139.7)
Net income (loss) attributable to controlling interest	$768.3	$106.0	$(198.8)
Denominator
Weighted average shares outstanding - basic	36.9	32.2	32.0
Dilutive shares	0.1	—	—
Weighted average shares outstanding - diluted	37.0	32.2	32.0
Earnings per share
Basic earnings per share from continuing operations	$9.64	$(2.81)	$(1.85)
Basic earnings per share from discontinued operations	11.15	6.10	(4.36)
Basic earnings per share	$20.79	$3.29	$(6.21)
Diluted earnings per share from continuing operations	$9.62	$(2.81)	$(1.85)
Diluted earnings per share from discontinued operations	11.12	6.10	(4.36)
Diluted earnings per share	$20.74	$3.29	$(6.21)
Weighted average number of anti-dilutive shares excluded from denominator	—	0.4	0.5

Schedule Of Weighted Average Shares

(in millions, except per share amounts)	2017	2016
Basic
HRG weighted average shares	200.0	198.4
HRG share conversion at 1 to 0.1613	32.2	32.0
Diluted
HRG weighted average shares	200.0	198.4
HRG share conversion at 1 to 0.1613	32.2	32.2